Capital Management - Schedule of Consolidated Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Total equity	$ 56,379	$ 58,869
Exclude AOCI gain/(loss) on cash flow hedges	8	(156)
Total equity excluding AOCI on cash flow hedges	56,371	59,025
Qualifying capital instruments	6,122	6,980
Consolidated capital	$ 62,493	$ 66,005